Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Long-term Debt Instruments

Long-term debt consists of the following as of March 31, 2014 and December 31, 2013 (in thousands):

Description	March 31, 2014	December 31, 2013
Long-term Debt
Debentures (a)	$—	$6,890
Second Lien Term Loan Facility (b)(1)	293,280	293,821
NPI Note, due June 2014(2)	8,286	8,028
Senior Secured Revolving Credit Facility (c)	—	115,000
Other	2,361	3,203

Total debt	$303,927	$426,942
Less current portion	13,086	20,120

Long-term debt	$290,841	$406,822

(1)	The Second Lien Term Loan Facility was repaid in full and retired in April 2014.
(2)	The NPI Note was repaid in full in April 2014.

Long-term debt consists of the following as of December 31, 2013 and 2012 (in thousands):

Description	December 31, 2013	December 31, 2012
Long-term Debt
Debentures (a)	$6,890	$60,000
Wells Fargo Energy Capital Credit Facility (b)	—	70,000
Second Lien Term Loan Facility (c)	293,821	—
NPI Note (d)	8,028	15,282
Senior Secured Revolving Credit Facility (e)	115,000	—
Other	3,203	4,038

Total debt	$426,942	$149,320
Less current portion	20,120	8,814

Long-term debt	$406,822	$140,506

Schedule of Maturities of Long-term Debt

Expected aggregate maturities of notes payable as of March 31, 2014 are as follows (in thousands):

Remainder of Year Ended December 31, 2014(1)	$13,086
Year Ended December 31, 2015	2,847
Year Ended December 31, 2016	2,257
Year Ended December 31, 2017	2,173
Year Ended December 31, 2018 and Beyond(2)	283,564

Total	$303,927

(1)	Includes $8.3 million attributable to the NPI Note, which was repaid in full in April 2014.
(2)	Excludes $900.0 million attributable to the Notes issued in the Senior Notes Offering in April 2014.
Expected aggregate maturities of notes payable subsequent to December 31, 2013, are as follows (in thousands):

2014	$20,120
2015	3,058
2016	2,277
2017	2,173
2018	399,314

Total	$426,942

Assumption Used to Estimate Fair Value of Warrants

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

Rice Holdings
Valuation Date	1/29/2014
Dividend Yield	0.00%
Expected Volatility	47.00%
Risk-Free Rate	1.11%
Expected Life (Years)	4.0

NGP Holdings
Valuation Date	3/31/2014
Dividend Yield	0.00%
Expected Volatility	41.00%
Risk-Free Rate	0.38%
Expected Life (Years)	1.8

The fair value of these warrants at the date of grant was estimated using the Black-Scholes valuation model with the following assumptions:

Dividend yield	—%
Expected volatility	72.1%
Risk-free rate	0.96%
Expected life	5 years

“Normal” warrant
Number of warrants issued	1,044
Exercise price	$10,000
Grant date fair value, per unit	$2,569
Weighted average contractual life	5 years

“Bonus” warrant
Number of warrants issued	192
Exercise price	$6,250
Grant date fair value, per unit	$3,184
Weighted average contractual life	5 years